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                          Morgan, Lewis & Bockius LLP
                               1800 M Street, NW
                            Washington, D.C. 20036
                                 202-467-7000


June 22, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, D.C. 20549

Re:  Nuveen Municipal Money Market Fund, Inc. (File Nos. 2-78736 and 811-3531)
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     Filing pursuant to Rule 497(j)
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Ladies and Gentlemen:

On behalf of our client, Nuveen Municipal Money Market Fund, Inc. (the "Corporation"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the prospectus and Statement of Additional Information, both dated June 18, 2001, for the Nuveen Municipal Money Market Fund that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of the Corporation's Post-Effective Amendment No. 21 which was filed via EDGAR on June 18, 2001.

Please contact me at (202) 467-7662 should you have any questions or comments concerning this filing.


Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman